May 01, 2017
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Supplement to the Prospectus and Summary Prospectus,
each dated May 1, 2017

INVESTMENT POLICY CHANGES

Currently, the portfolio may invest up to 10% of its total assets in securities of non-U.S. issuers. Up to 5% of the portfolio's total assets may be invested in the securities of emerging markets issuers.

Effective January 1, 2018, the portfolio may invest up to 25% of its total assets in securities of non-U.S. issuers, including up to 10% in emerging markets issuers.